Empresa Mixta Ecosocialista Siembra Minera, S.	6 Months Ended
Jun. 30, 2018
Empresa Mixta Ecosocialista Siembra Minera, S. [Abstract]
Empresa Mixta Ecosocialista Siembra Minera, S.

Note 7.      Empresa Mixta Ecosocialista Siembra Minera, S.A.:

In October 2016, together with an affiliate of the government of Venezuela, we established Empresa Mixta Ecosocialista Siembra Minera, S.A. ("Siembra Minera"). The primary purpose of this entity is to develop the Siembra Minera Project.

Siembra Minera is beneficially owned 55% by Corporacion Venezolana de Mineria, S.A., a Venezuelan government corporation, and 45% by Gold Reserve. Siembra Minera (pursuant to the agreement which governs the formation and operation of Siembra Minera) holds certain gold, copper, silver and other strategic mineral rights contained within Bolivar State comprising the Siembra Minera Project (which has a 20 year term with two 10 year extensions) and is, among other things authorized, via current or future Presidential Decrees and Ministerial resolutions, to carry on its business, pay a net smelter return royalty to Venezuela on the future sale of gold, copper, silver and any other strategic minerals over the life of the project and provide net profits participation based on the sales price of gold per ounce. Pursuant to the Settlement Agreement, both parties will retain their respective interest in Siembra Minera in the event all of the agreed upon settlement payments are not made by Venezuela.

On March 16, 2018, the Company announced, on behalf of Siembra Minera, the completion of a technical report for the Preliminary Economic Assessment for the Siembra Minera Project in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects which included, among other information, resource estimates, pit design, mine plan, flowsheet design, design criteria, project layout, infrastructure requirements, capital and operating estimates. The Company has incurred the costs on the Siembra Minera Project, which through June 30, 2018 amounted to a total of approximately $10.4 million. These expenditures primarily include costs associated with consultants working on the Siembra Minera Project as well as various social works programs, which are expensed as incurred and classified within “Siembra Minera Project Costs” in the Consolidated Statements of Operations.